CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — July 31, 2026 (Unaudited)

CROSSMARK LARGE CAP GROWTH ETF

	Shares	Value
COMMON STOCKS – 99.9%
ADVERTISING – 1.8%
AppLovin Corp., Class A(a)	1,303	$515,858

APPLICATION SOFTWARE – 0.9%
Intuit, Inc.	909	287,308

AUTOMOBILE MANUFACTURERS – 1.3%
Tesla, Inc.(a)	1,197	372,518

BIOTECHNOLOGY – 1.7%
Gilead Sciences, Inc.	3,757	489,199

COMMUNICATIONS EQUIPMENT – 2.5%
Arista Networks, Inc.(a)	4,054	731,139

CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT – 2.8%
Caterpillar, Inc.	991	807,477

DIVERSIFIED BANKS – 2.3%
Citigroup, Inc.	4,869	644,899

ELECTRICAL COMPONENTS & EQUIPMENT – 1.9%
nVent Electric PLC	3,411	524,714

FINANCIAL EXCHANGES & DATA – 1.3%
Moody's Corp.	754	360,699

GOLD – 0.9%
Anglogold Ashanti PLC	3,123	247,716

HEALTH CARE DISTRIBUTORS – 2.0%
McKesson Corp.	668	571,935

HEALTH CARE SERVICES – 1.0%
Cigna Group (The)	991	276,539

HEAVY ELECTRICAL EQUIPMENT – 2.2%
GE Vernova, Inc.	624	617,941

HOTELS, RESORTS & CRUISE LINES – 3.7%
Airbnb, Inc., Class A(a)	3,643	551,987
Booking Holdings, Inc.	2,525	487,073
		1,039,060
INTERACTIVE MEDIA & SERVICES – 11.0%
Alphabet, Inc., Class A	7,507	2,673,468
Meta Platforms, Inc., Class A	774	430,893
		3,104,361
INVESTMENT BANKING & BROKERAGE – 2.1%
Charles Schwab Corp. (The)	5,556	584,713

	Shares	Value
PASSENGER GROUND TRANSPORTATION – 1.3%
Uber Technologies, Inc.(a)	5,026	$353,629

PHARMACEUTICALS – 3.6%
Eli Lilly & Co.	884	1,015,575

REGIONAL BANKS – 2.1%
Popular, Inc.	3,324	582,398

SEMICONDUCTOR MATERIALS & EQUIPMENT – 5.1%
KLA Corp.	3,437	628,352
Lam Research Corp.	2,722	797,601
		1,425,953
SEMICONDUCTORS – 24.1%
Advanced Micro Devices, Inc.(a)	520	247,598
Broadcom, Inc.	2,507	975,925
Micron Technology, Inc.	675	555,545
NVIDIA Corp.	23,023	4,621,867
QUALCOMM, Inc.	2,699	398,400
		6,799,335
SYSTEMS SOFTWARE – 5.3%
Fortinet, Inc.(a)	4,303	696,871
Microsoft Corp.	1,710	794,671
		1,491,542
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 12.1%
Apple, Inc.	8,711	2,690,915
Western Digital Corp.	1,341	730,630
		3,421,545
TRANSACTION & PAYMENT PROCESSING SERVICES – 6.9%
Mastercard, Inc., Class A	1,616	926,129
Visa, Inc., Class A	2,828	1,035,416
		1,961,545
TOTAL COMMON STOCKS
(COST – $26,203,107)		28,227,598

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York, 2.98%(b), 8/03/26	$30,964	30,964

TOTAL SHORT-TERM INVESTMENTS
(COST – $30,964)		30,964

TOTAL INVESTMENTS
(COST – $26,234,071) – 100.0%		28,258,562

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%(c)		(8,322)

NET ASSETS – 100.0%		$28,250,240

(a) Represents non-income producing security.

(b) Rate as of July 31, 2026.

(c) Less than 0.05%.

PLC - Public Limited Company

SA - Societe Anonyme

 See Note to Schedules of Investments.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — July 31, 2026 (Unaudited)

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
COMMON STOCKS – 99.7%
AEROSPACE & DEFENSE – 3.1%
General Dynamics Corp.	544	$208,580
Honeywell Aerospace, Inc.(a)	817	168,907
Lockheed Martin Corp.	295	171,908
		549,395
APPAREL RETAIL – 2.0%
TJX Cos, Inc. (The)	2,191	344,732

APPLICATION SOFTWARE – 2.0%
Salesforce, Inc.	1,811	333,260

ASSET MANAGEMENT & CUSTODY BANKS – 2.2%
Bank of New York Mellon Corp. (The)	2,355	368,157

BIOTECHNOLOGY – 3.6%
Amgen, Inc.	563	216,845
Gilead Sciences, Inc.	3,169	412,636
		629,481
BROADLINE RETAIL – 2.1%
Amazon.com, Inc.(a)	1,344	365,004

BUILDING PRODUCTS – 2.2%
Johnson Controls International PLC	2,541	372,663

CABLE & SATELLITE – 0.1%
Versant Media Group, Inc.	501	18,031

COMMUNICATIONS EQUIPMENT – 3.2%
Cisco Systems, Inc.	4,711	546,429

CONSUMER FINANCE – 1.3%
American Express Co.	676	227,305

DATA PROCESSING & OUTSOURCED SERVICES – 1.8%
Genpact Ltd.	8,935	314,244

DIVERSIFIED BANKS – 9.6%
Bank of America Corp.	9,004	557,798
Citigroup, Inc.	3,187	422,118
JPMorgan Chase & Co.	840	295,503
Wells Fargo & Co.	4,246	367,067
		1,642,486
ELECTRICAL COMPONENTS & EQUIPMENT – 3.0%
Emerson Electric Co.	1,341	200,908
nVent Electric PLC	2,078	319,659
		520,567
ELECTRONIC MANUFACTURING SERVICES – 1.7%
Flex Ltd.(a)	2,503	284,716

ENVIRONMENTAL & FACILITIES SERVICES – 0.9%
Republic Services, Inc., Class A	726	152,859

GOLD – 2.1%
Newmont Corp.	3,825	358,441

HEALTH CARE DISTRIBUTORS – 2.2%
McKesson Corp.	444	380,148

HEALTH CARE EQUIPMENT – 1.2%
Medtronic PLC	2,462	210,230

HEALTH CARE SERVICES – 4.5%
Cigna Group (The)	1,064	296,909
CVS Health Corp.	4,467	466,489
		763,398
HOTELS, RESORTS & CRUISE LINES – 2.1%
Booking Holdings, Inc.	1,895	365,546

HUMAN RESOURCE & EMPLOYMENT SERVICES – 1.5%
Automatic Data Processing, Inc.	952	253,670

INDUSTRIAL CONGLOMERATES – 1.2%
Honeywell International, Inc.	817	198,572
	Shares	Value
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS – 2.3%
Parker-Hannifin Corp.	394	384,753

INDUSTRIAL REITS – 2.2%
Prologis, Inc.	2,612	$377,721

INTEGRATED OIL & GAS – 2.8%
ExxonMobil Holdings Corp.	3,128	486,216

INTEGRATED TELECOMMUNICATION SERVICES – 6.0%
AT&T, Inc.	13,646	317,269
Comcast Corp., Class A	12,509	299,716
Verizon Communications, Inc.	8,612	403,128
		1,020,113
INTERACTIVE MEDIA & SERVICES – 2.1%
Alphabet, Inc., Class A	985	350,788

INVESTMENT BANKING & BROKERAGE – 4.1%
Charles Schwab Corp. (The)	3,690	388,335
Goldman Sachs Group, Inc. (The)	315	320,790
		709,125
IT CONSULTING & OTHER SERVICES – 3.4%
Accenture PLC, Class A	1,525	253,028
International Business Machines Corp.	1,453	324,964
		577,992
MANAGED HEALTH CARE – 1.3%
Elevance Health, Inc.	604	227,007

MULTI-SECTOR HOLDINGS – 1.0%
Berkshire Hathaway, Inc., Class B(a)	336	171,878

OIL & GAS EXPLORATION & PRODUCTION – 2.2%
ConocoPhillips	3,174	382,404

PROPERTY & CASUALTY INSURANCE – 1.1%
Progressive Corp. (The)	910	192,392

REGIONAL BANKS – 2.5%
Popular, Inc.	2,461	431,192

SEMICONDUCTORS – 4.8%
Analog Devices, Inc.	993	364,838
Micron Technology, Inc.	211	173,659
QUALCOMM, Inc.	1,906	281,345
		819,842
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.9%
APPLE INC	1,972	609,171
Dell Technologies, Inc., Class C	1,039	421,179
Western Digital Corp.	589	320,911
		1,351,261
WIRELESS TELECOMMUNICATION SERVICES – 2.4%
Millicom International Cellular SA	4,236	404,453

TOTAL COMMON STOCKS
(COST – $15,315,364)		17,086,471

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York, 2.98%, 8/03/26	$19,715	19,715

TOTAL SHORT-TERM INVESTMENTS
(COST – $19,715)		19,715

TOTAL INVESTMENTS
(COST – $15,335,079) – 99.8%		17,106,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		11,626

NET ASSETS – 100.0%		$17,117,812

(a) Represents non-income producing security.

(b) Rate as of July 31, 2026.

PLC - Public Limited Company

SA - Societe Anonyme

 See Note to Schedules of Investments.

CROSSMARK ETF TRUST

NOTE TO SCHEDULES OF INVESTMENTS† — July 31, 2026 (Unaudited)

Note 1 — Additional Valuation Information:

Accounting principles generally accepted in the United States of America (“GAAP”), establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to the Adviser’s valuation procedures, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or 3 based on level of observable information). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Time Deposits are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2026:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Crossmark Large Cap Growth ETF
Assets:
Common Stocks*	$28,227,598	$—	$—	$28,227,598
Short-Term Investments:
Time Deposits	30,964	—	—	30,964
Total Assets	$28,258,562	$—	$—	$28,258,562

Crossmark Large Cap Value ETF
Assets:
Common Stocks*	$17,086,471	$—	$—	$17,086,471
Short-Term Investments:
Time Deposits	19,715	—	—	19,715
Total Assets	$17,106,186	$—	$—	$17,106,186

*	Please refer to the Schedules of Investments to view common stocks segregated by industry type.

† For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Additional Information report.

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